Related Party Transactions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Expenditures, related party transactions	CAD 12.9	CAD 6.2
Key management personnel compensation, short-term benefits	7.5	9.1
Key management personnel compensation, share-based	CAD 21.7	CAD 20.9